Provisions - Disclosure of Detailed Information About Provisions (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
ProvisionsLineItems [Line Items]
Current provisions	$ 1,393	$ 1,106
Non-current provisions	2,165	2,711
Lease Contributions Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions	423	412
Non-current provisions	723	910
Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions	49	264
Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions	921	430
Non-current provisions	$ 1,442	1,801
Bendon Limited [Member]
ProvisionsLineItems [Line Items]
Current provisions		1,106	$ 1,528	$ 855	$ 786
Non-current provisions		2,711	2,249	2,555	2,767
Bendon Limited [Member] | Lease Contributions Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions		412	480	342	353
Non-current provisions		910	702	976	906
Bendon Limited [Member] | Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions		264	377		233
Non-current provisions			176	275	361
Bendon Limited [Member] | Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Current provisions		430	671	513	200
Non-current provisions		$ 1,801	$ 1,371	$ 1,304	$ 1,500